Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012 item	Sep. 30, 2011	Sep. 30, 2010
Commitments And Contingencies [Abstract]
Franchise effective date	Jan. 01, 2016
Number of pipelines	2
Expenditures under asset management agreetment	$ 26,794,000	$ 39,951,000	$ 43,384,000